DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility	$ 1,000.0				$ 850.0	$ 300.0
USD $175 million term loan maturing 2024
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 175.0
USD $50 million term loan maturing 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50.0
Term Loan, maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 850.0
Unsecured revolving credit facility		$ 1,000.0
Term Loan, maturing 2026
Disclosure of detailed information about borrowings [line items]
Unsecured revolving credit facility			$ 300.0